CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical)	Aug. 18, 2026	May 01, 2024	Jan. 13, 2021
Reverse stock split	0.005	0.056	0.2
Subsequent event
Reverse stock split	0.005